UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.09%
Auto Components — 1.27%
Visteon Corp. *	16,000	$1,632,960

Automobiles — 1.35%
Thor Industries, Inc.	16,500	1,724,580

Banks — 5.25%
Farmers National Banc Corp.	107,136	1,553,472
Financial Institutions, Inc.	78,500	2,339,300
Northrim Bancorp, Inc.	19,884	604,474
Old Line Bancshares, Inc.	30,146	849,514
TriState Capital Holdings, Inc. *	44,700	1,126,440
WashingtonFirst Bankshares, Inc.	7,420	256,213

		6,729,413
Building Products — 0.27%
Trex Co., Inc. *	5,200	351,832

Capital Markets — 0.10%
Moelis & Co. - Class A	3,400	132,090

Chemicals — 3.39%
Innophos Holdings, Inc.	12,500	548,000
KMG Chemicals, Inc.	52,300	2,545,441
Koppers Holdings, Inc. *	4,700	169,905
Trinseo S.A.	15,800	1,085,460

		4,348,806
Commercial Services & Supplies — 1.51%
Casella Waste Systems, Inc. - Class A *	65,000	1,066,650
Quad Graphics, Inc.	37,700	864,084

		1,930,734
Construction & Engineering — 3.58%
Comfort Systems USA, Inc.	111,000	4,118,100
IES Holdings, Inc. *	8,200	148,830
Quanta Services, Inc. *	9,800	322,616

		4,589,546
Diversified Consumer Services — 3.93%
Capella Education Co.	56,100	4,802,160
Collectors Universe, Inc.	9,300	231,105

		5,033,265
Electronic Equipment, Instruments & Components — 6.81%
Control4 Corp. *	39,400	772,634
Insight Enterprises, Inc. *	8,900	355,911
Sanmina Corp. *	43,200	1,645,920
SYNNEX Corp.	18,100	2,171,276
TTM Technologies, Inc. *	196,300	3,407,768
Vishay Precision Group, Inc. *	21,900	378,870

		8,732,379
Equity Real Estate Investment Trusts (REITs) — 8.09%
Armada Hoffler Properties, Inc.	272,800	3,532,760
CorEnergy Infrastructure Trust, Inc.	35,880	1,205,209
Franklin Street Properties Corp.	87,600	970,608
InfraREIT, Inc.	94,400	1,807,760

See accompanying notes which are an integral part of this schedule of investments.

OUTFRONT Media, Inc.	3,800	87,856
RLJ Lodging Trust	4,300	85,441
Select Income REIT	37,800	908,334
Xenia Hotels & Resorts, Inc.	91,800	1,778,166

		10,376,134
Food & Staples Retailing — 0.08%
Ingles Markets, Inc. - Class A	3,000	99,900

Food Products — 0.15%
John B. Sanfilippo & Son, Inc.	3,100	195,641

Health Care Equipment & Supplies — 0.94%
Cutera, Inc. *	6,200	160,580
Masimo Corp. *	11,500	1,048,570

		1,209,150
Health Care Providers & Services — 0.85%
Magellan Health, Inc. *	1,400	102,060
Owens & Minor, Inc.	30,800	991,452

		1,093,512
Hotels Restaurants & Leisure — 8.06%
Bob Evans Farms, Inc.	55,000	3,950,650
Del Frisco’s Restaurant Group, Inc. *	99,100	1,595,510
Marcus Corp./The	7,500	226,500
Ruth’s Hospitality Group, Inc.	209,400	4,554,450

		10,327,110
Household Durables — 0.36%
Beazer Homes USA, Inc. *	9,900	135,828
NACCO Industries, Inc. - Class A	4,600	325,910

		461,738
Household Products — 3.44%
Central Garden & Pet Co. - Class A *	146,700	4,403,934

Insurance — 4.51%
Allied World Assurance Co. Holdings AG	3,600	190,440
Heritage Insurance Holdings, Inc.	21,000	273,420
James River Group Holdings Ltd.	26,800	1,064,764
OneBeacon Insurance Group Ltd. - Class A	16,000	291,680
State National Companies, Inc.	215,200	3,955,376

		5,775,680
Internet Software & Services — 1.59%
Blucora, Inc. *	95,900	2,033,080

IT Services — 3.28%
Convergys Corp.	69,100	1,643,198
CSG Systems International, Inc.	53,500	2,171,030
Hackett Group, Inc.	25,500	395,250

		4,209,478
Leisure Products — 0.29%
Johnson Outdoors, Inc. - Class A	7,800	376,038

Life Sciences Tools & Services — 5.40%
Bruker Corp.	146,400	4,222,176
PRA Health Sciences, Inc. *	21,100	1,582,711
VWR Corp. *	33,900	1,119,039

		6,923,926
Machinery — 1.50%
Global Brass & Copper Holdings, Inc.	43,100	1,316,705
Spartan Motors, Inc.	60,200	532,770
SPX Corp. *	2,900	72,964

		1,922,439

See accompanying notes which are an integral part of this schedule of investments.

Metals & Mining — 0.92%
Gold Resource Corp.	288,300	1,176,264

Mortgage Real Estate Investment Trusts (REITS) — 0.76%
Invesco Mortgage Capital, Inc.	58,100	970,851

Multi-Utilities — 0.09%
Unitil Corp.	2,300	111,113

Oil, Gas & Consumable Fuels — 0.66%
Pacific Ethanol, Inc. *	15,800	98,750
World Fuel Services Corp.	19,400	745,930

		844,680
Pharmaceuticals — 4.18%
Corcept Therapeutics, Inc. *	55,400	653,720
Phibro Animal Health Corp. - Class A	127,150	4,710,907

		5,364,627
Professional Services — 0.34%
CRA International, Inc.	12,100	439,472

Real Estate Management & Development — 2.15%
HFF, Inc. - Class A *	10,000	347,700
Marcus & Millichap, Inc. *	8,000	210,880
RMR Group, Inc./The - Class A	45,100	2,194,115

		2,752,695
Road & Rail — 3.65%
Landstar System, Inc.	54,600	4,673,760

Semiconductors & Semiconductor Equipment — 4.70%
Alpha & Omega SemiConductor Ltd. *	22,600	376,742
Cirrus Logic, Inc. *	18,000	1,128,960
Ultra Clean Holdings, Inc. *	240,900	4,516,875

		6,022,577
Specialty Retail — 5.21%
DSW, Inc. - Class A	107,500	1,902,750
Francesca’s Holdings Corp. *	13,500	147,690
Sally Beauty Holdings, Inc.	155,400	3,146,850
Select Comfort Corp. *	33,900	1,203,111
Winmark Corp.	2,200	283,690

		6,684,091
Textiles, Apparel & Luxury Goods — 0.10%
Perry Ellis International, Inc. *	6,700	130,382

Thrifts & Mortgage Finance — 4.33%
Federal Agricultural Mortgage Corp. - Class C	29,500	1,908,650
NMI Holdings, Inc. - Class A *	310,200	3,551,790
Western New England Bancorp, Inc.	9,500	96,425

		5,556,865

Total Common Stocks (Cost $112,868,979)		119,340,742

Money Market Securities — 8.41%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.85% (a)	10,785,880	10,785,880

Total Money Market Securities (Cost $10,785,880)		10,785,880

See accompanying notes which are an integral part of this schedule of investments.

Total Investments – 101.50% (Cost $123,654,859)	130,126,622

Liabilities in Excess of Other Assets – (1.50)%	(1,923,876)

NET ASSETS – 100.00%	$128,202,746

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 123,668,209	$7,899,986	$ (1,441,573)	$ 6,458,413

Fuller & Thaler Behavioral Small-Cap Equity Fund

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Fuller & Thaler Behavioral Small-Cap Equity Fund

Related Notes to the Schedule of Investments – (continued)

June 30, 2017

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fuller & Thaler Asset Management, Inc. (the “Adviser”), in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks *	$119,340,742	$—	$—	$119,340,742
Money Market Securities	10,785,880	—	—	10,785,880

Total	$130,126,622	$—	$—	$130,126,622

*	Refer to Schedule of Investments for industry classifications.

Fuller & Thaler Behavioral Small-Cap Equity Fund

Related Notes to the Schedule of Investments – (continued)

June 30, 2017

(Unaudited)

The Fund did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of June 30, 2017 based on input levels assigned at September 30, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	8/09/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	8/09/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/09/2017